SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2012
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Schedule of amortization of the entity's property and equipment on straight-line basis over the estimated economic lives

Furniture and fixtures	3-5 years
Research and development equipment	3-10 years
Production equipment	3-5 years
Tooling	1.5-3 years
Computer equipment	1-5 years
Software	1-5 years
Office equipment	3-5 years

Schedule of the entity's amortization of intangible assets on a straight-line basis over the specified periods

Patents and trademarks	—	3-5 years

License fees	—	over the shorter of the term of the license or an estimate of their useful life, ranging from three to ten years

Intellectual property, customer relationships and databases	—	3-13 years

In-process research and development	—	over the estimated life

Non-compete covenants	—	over the term of the agreement